U.S. Securities and Exchange Commission
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.   Name and address of issuer:   MAP-Government Fund, Inc.
                                   520 Broad St.
                                   Newark, NJ 07102-3111

2.    Name of each series or class of funds for which this notice
is   filed:

          MAP-Government Fund, Inc.

3.   Investment Company Act File Number:     811-3548

     Securities Act File Number:   2-78975

4.   Last day of fiscal year for which this notice is filed:

          December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                            [ ]

6.    Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):

7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933  other
than pursuant to rule 24f-2 in a prior fiscal year, but     which
remained unsold at the beginning of the fiscal year:

          NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

          Number: 174,649,911 shares

          Aggregate Sales Price: $174,649,911

10.   Number  and aggregate sale price of securities sold  during
the   fiscal year in reliance upon registration pursuant to  rule
24f-2:

          Number: 174,649,911 shares

          Aggregate Sales Price: $174,649,911

11.   Number and aggregate sale price of securities issued during
the   fiscal   year  in  connection  with  dividend  reinvestment
plans, if applicable (see Instruction B.7):

          Number: 4,942,746 shares

          Aggregate Sales Price: $4,942,746

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24f-2 (from Item 10):              $174,649,911

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans  (from  Item  11,  if applicable):+  4,942,746


     (iii)Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                        -150,862,799

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as a
          a reduction to filing fees pursuant to
          to rule 24e-2 (if applicable):          +

     (v)  Net aggregate price of securities sold
          and issued during the year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if
          applicable):                            $ 28,729,858

     (vi) Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                       x    1/3300

     (vii)Fee due [line (i) or line (v) multiplied
          by line (vi)]:                          $8,706.02

13    Check  box  if fees are being remitted to the  Commission's
lockbox   depository  as  described  in   section   3a   of   the
Commission's  Rules  of  Informal and Other  Procedures  (17  CFR
202.3a).

                                                            [x]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          February 19, 1997

                           SIGNATURES

      This  report has been signed below by the following persons
on    behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Albert W. Leier
                              Vice President and Treasurer

     Date:      February 19, 1997

February 12, 1997

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

Re: MAP-Government Fund, Inc.
    File #2-78975 and #811-3548

Gentlemen:

I am an Attorney at Law admitted to practice in the State of New Jersey. This opinion is given in connection with the filing by MAP-Government Fund, Inc. (the "Fund") of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 with respect to an offering of an indefinite amount of its securities.

Having examined such records, documents and statutes which I have deemed relevant, and being generally familiar with the affairs of the Fund, I am of the opinion that:

1. The Fund is a corporation duly organized and validly existing under the laws of the State of Maryland.

2. The shares offered by the Fund, when issued in the manner contemplated by the Registration Statement, were legally issued, fully paid and non-assessable.

I consent to the use of this opinion in connection with the aforesaid Notice.

Very truly yours,
MBL LIFE ASSURANCE CORPORATION

By: /s/ Judith C. Keilp
    Counsel